Total
American Funds U.S. Government Money Market Fund SM
American Funds U.S. Government Money Market Fund SM
Investment objective

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a government money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. Upon selling shares of the fund or exchanging those shares for shares of other American Funds, you may qualify for certain sales charge discounts. More information about these and other discounts is available from your financial professional and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - American Funds U.S. Government Money Market Fund SM	Class A	Class 529-A	Class ABLE-A	Class C	Class 529-C	Class 529-E	Class 529-T	Class T	Class 529-F-1	Class F-1	Class F-2	Class F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none	none	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds U.S. Government Money Market Fund SM		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class ABLE-A	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees		0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees		none	none	none	0.25%	none	none	none	none	none	none	none	none	none	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	[1]	0.12%	0.12%	0.12%	0.16%	0.10%	0.05%	0.18%	0.18%	0.17%	0.18%	0.18%	0.16%	0.14%	0.39%	0.26%	0.20%	0.15%	0.19%	0.10%	0.05%
Total annual fund operating expenses		0.39%	0.39%	0.39%	0.68%	0.37%	0.32%	0.45%	0.45%	0.44%	0.45%	0.45%	0.43%	0.41%	1.41%	1.13%	0.97%	0.67%	0.46%	0.37%	0.32%
Fee waiver	[2]												0.07%
Total annual fund operating expenses after fee waiver									0.45%	0.44%	0.45%	0.45%	0.36%	0.41%	1.41%
[1]	Restated to reflect current fees.
[2]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least December 1, 2020. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Funds U.S. Government Money Market Fund SM - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class ABLE-A	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 40	$ 140	$ 289	$ 69	$ 38	$ 33	$ 46	$ 146	$ 45	$ 295	$ 46	$ 37	$ 42	$ 144	$ 115	$ 99	$ 68	$ 47	$ 38	$ 33
3 years	125	125	372	218	119	103	144	144	141	391	144	131	132	446	359	309	214	148	119	103
5 years	219	219	463	379	208	180	252	252	246	496	252	234	230	771	622	536	373	258	208	180
10 years	$ 493	$ 493	$ 730	$ 847	$ 468	$ 406	$ 567	$ 567	$ 555	$ 803	$ 567	$ 535	$ 518	$ 1,691	$ 1,375	$ 1,190	$ 835	$ 579	$ 468	$ 406

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Funds U.S. Government Money Market Fund SM - USD ($)	Class C	Class 529-C
1 year	$ 40	$ 46
3 years	125	144
5 years	219	252
10 years	$ 493	$ 567

Principal investment strategies

The fund will invest at least 99.5% of its total assets in cash, U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. government, and repurchase agreements that are fully collateralized by cash or government securities. Additionally, at least 80% of the fund’s assets will normally be invested in securities that are issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreements that are fully collateralized by government securities.

Repurchase agreements are agreements under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest. In practice, the fund expects to enter only into repurchase agreements that are fully collateralized by cash or U.S. government securities.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity.

Principal risks

This section describes the principal risks associated with investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will do so at any time. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper U.S. Government Money Market Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Prior to April 1, 2016, the fund operated as a prime money market fund and may have invested in certain types of securities that the fund is no longer permitted to hold. Consequently, the results information below may have been different if the current investment limitations had been in effect during the period prior to the fund’s conversion to a government money market fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class A shares

Highest/Lowest quarterly results during this period were: Highest 0.47% (quarter ended December 31, 2018) Lowest 0.00% The fund's total return for the nine months ended September 30, 2019, was 1.48%.
Average annual total returns For the periods ended December 31, 2018 (with maximum sales charge):
Average Annual Returns - American Funds U.S. Government Money Market Fund SM	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	A (before taxes)	1.48%	0.40%	0.21%	May 01, 2009
Class C	C (before taxes)	0.44%	0.38%	0.20%	May 01, 2009
Class F-1	F-1 (before taxes)	1.15%	0.27%	0.14%	May 01, 2009
Class F-2	F-2 (before taxes)	1.44%	0.37%	0.19%	May 01, 2009
Class F-3	F-3 (before taxes)	1.52%		1.04%	Jan. 27, 2017
Class 529-A	529-A (before taxes)	1.38%	0.35%	0.18%	May 01, 2009
Class 529-C	529-C (before taxes)	0.38%	0.35%	0.18%	May 01, 2009
Class 529-E	529-E (before taxes)	1.39%	0.36%	0.18%	May 01, 2009
Class 529-F-1	529-F-1 (before taxes)	1.38%	0.35%	0.18%	May 01, 2009
Class R-1	R-1 (before taxes)	1.42%	0.37%	0.19%	May 01, 2009
Class R-2	R-2 (before taxes)	0.43%	0.09%	0.04%	May 01, 2009
Class R-2E	R-2E (before taxes)	0.74%		0.17%	Aug. 29, 2014
Class R-3	R-3 (before taxes)	0.92%	0.18%	0.10%	May 01, 2009
Class R-4	R-4 (before taxes)	1.16%	0.28%	0.15%	May 01, 2009
Class R-5E	R-5E (before taxes)	1.38%		0.55%	Nov. 20, 2015
Class R-5	R-5 (before taxes)	1.47%	0.39%	0.20%	May 01, 2009
Class R-6	R-6 (before taxes)	1.52%	0.42%	0.21%	May 01, 2009
USTREAS T-Bill Auction Ave 3 Mon (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	USTREAS T-Bill Auction Ave 3 Mon (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.02%	0.68%	0.40%	May 01, 2009
Lipper U.S. Government Money Market Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper U.S. Government Money Market Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	1.22%	0.30%	0.19%	May 01, 2009